August 23, 2023

BNY MELLON INVESTMENT FUNDS I

– BNY MELLON INTERNATIONAL EQUITY FUND

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Louise Kernohan and Georgina Cooper are the fund's primary portfolio managers, positions they have held since August 2023. Ms. Kernohan is the Head of Global Opportunities at NIM. Mses. Kernohan and Cooper are portfolio managers of global, international and UK equity strategies at NIM.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Louise Kernohan and Georgina Cooper are the fund's primary portfolio managers, positions they have held since August 2023. Ms. Kernohan and Ms. Cooper are jointly and primarily responsible for managing the fund's portfolio. Ms. Kernohan is the Head of Global Opportunities and a portfolio manager of global, international and UK equity strategies at NIM, where she has been employed since November 2020. Prior to joining NIM, Ms. Kernohan was a member of the UK equities team, from April 2018 until October 2020, at Aberdeen Standard Investments (ASI), where she was employed since April 2018. Ms. Cooper is a member of the Global Opportunities team and a portfolio manager of global, international and UK equity strategies at NIM, where she has been employed since February 2022. Prior to joining NIM, Ms. Cooper was a member of the UK equities team, from 2016 until January 2022, at ASI, where she was employed since 2014.

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August 23, 2023

BNY MELLON INVESTMENT FUNDS I

-BNY Mellon International Equity Fund

Supplement to Statement of Additional Information

The following information supplements the information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Georgina Cooper[1]	0	N/A	2	$979M	1	$158M
Louise Kernohan[2]	0	N/A	2	$979M	1	$158M

[1]	Because Ms. Cooper became a primary portfolio manager of BNYMIEF as of August 21, 2023, her information is as of July 31, 2023.
[2]	Because Ms. Kernohan became a primary portfolio manager of BNYMIEF as of August 21, 2023, her information is as of July 31, 2023.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees
Georgina Cooper	N/A	N/A	N/A
Louise Kernohan	N/A	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Georgina Cooper[1]	BNYMIEF	None
Louise Kernohan[2]	BNYMIEF	None

[1]	Because Ms. Cooper became a primary portfolio manager of BNYMIEF as of August 21, 2023, her information is as of July 31, 2023.
[2]	Because Ms. Kernohan became a primary portfolio manager of BNYMIEF as of August 21, 2023, her information is as of July 31, 2023.

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